Stockholders’ Equity (Deficit) (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule of common stock reserved for future issuance
Common stock reserved for future issuance	12,183
Stock options outstanding [Member]
Schedule of common stock reserved for future issuance
Common stock reserved for future issuance	6,732
Shares issuable upon the exercise of warrants [Member]
Schedule of common stock reserved for future issuance
Common stock reserved for future issuance	5,451